LEASES - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Leases
Effective interest rate	6.00%		6.00%		6.00%
Remaining operating lease term	2 years 4 months 28 days		2 years 4 months 28 days		1 year 1 month 28 days
Remaining finance lease term	2 years 9 months		2 years 9 months		1 year 1 month 2 days
Continuing operations
Leases
Interest expense on finance leases	$ 7,602	$ 13,612	$ 15,903	$ 44,369	$ 55,844	$ 46,518
Continuing operations | Operating lease for automobiles
Leases
Operating lease expenses	564,646	417,519	1,622,601	941,818	1,390,767	42,306
Continuing operations | Operating lease from offices and showroom
Leases
Operating lease expenses	$ 88,493	141,208	$ 313,753	367,690	460,209	245,376
Discontinued operations
Leases
Interest expense on finance leases		84,307		269,397	277,366	686,684
Discontinued operations | Operating lease for automobiles
Leases
Operating lease expenses		84,328		263,193	359,192	0
Discontinued operations | Operating lease from offices and showroom
Leases
Operating lease expenses		$ 24,055		$ 67,043	$ 125,510	$ 150,900